Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right-of-use assets

(in thousands)
Balance at January 1, 2021	$382
Additions	382
Depreciation charges	(227)
Foreign currency exchange difference	(36)
Balance at December 31, 2021	501
Additions	400
Depreciation charges	(277)
Foreign currency exchange difference	27
Balance at December 31, 2022	$651

Schedule of maturities of lease liabilities

(in thousands)
2023	$459
2024	284
2025	206
2026	—
Total lease commitments	949
Less: imputed lease interest	(139)
Total lease liabilities	$810
Current portion	$379
Non-current portion	$431